Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables	$ 342,228	$ 245,557	$ 188,721
Short‑term employee benefits	150,818	95,104	84,337
Sales rebates and reserves	140,474	55,788	19,478
Other	16,473	17,564	3,142
Total trade and other payables	$ 649,993	$ 414,013	$ 295,679